Intangible Assets - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Payments to suppliers for goods and services	$ 359	$ 209	$ 176
Risk premium basis points	1.00%
Cost of Sales
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 12	13	15
Selling and Marketing Expense
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	93	84	108
Administrative expense
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 731	$ 671	$ 765
Technology costs and management systems | Bottom of Range
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets	3 years
Technology costs and management systems | Top of Range
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets	12 years